LONG-TERM DEBT (Philippine Notes) - Additional Information (Detail) (Philippines Notes [Member])	0 Months Ended
	Dec. 19, 2013 USD ($)	Dec. 19, 2013 PHP	Jan. 24, 2014 Subsequent Event [Member] USD ($)	Jan. 24, 2014 Subsequent Event [Member] PHP
Long-Term Debt [Line Items]
Debt instrument, face amount at pricing	$ 340,000,000	15,000,000,000
Purchase price as percentage of principal	100.00%	100.00%
Interest rate per annum	5.00%	5.00%
Maturity date	Jan. 24, 2019	Jan. 24, 2019
Net proceeds from issuance of Philippine Notes			331,643,000	14,769,230,769
Debt underwriting commissions and other expenses			$ 5,182,000	230,769,231